Offsetting financial assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Financial Assets and Financial Liabilities
The following table identifies the amounts that have been offset on the consolidated balance sheet in accordance with the requirements of IAS 32 “Financial Instruments: Presentation”, and also those amounts that are subject to enforceable netting agreements but do not qualify for offsetting on the consolidated balance sheet either because we do not have a currently enforceable legal right to set-off
the recognized amounts, or because we do not intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

		Amounts subject to enforceable netting agreements
		Gross amounts of recognized financial assets	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31				Net amounts	Financial instruments (2)	Collateral received (3)	Net amounts
2023	Financial assets
	Derivatives	$30,610	$(49)	$30,561	$(21,787)	$(2,184)	$6,590	$2,682		$33,243
	Cash collateral on securities borrowed	14,651	–	14,651	–	(13,236)	1,415	–		14,651
	Securities purchased under resale agreements	83,454	(3,270)	80,184	–	(75,851)	4,333	–		80,184
		$128,715	$(3,319)	$125,396	$(21,787)	$(91,271)	$12,338	$2,682		$128,078
	Financial liabilities
	Derivatives	$38,349	$(49)	$38,300	$(21,787)	$(7,367)	$9,146	$2,990		$41,290
	Cash collateral on securities lent	8,081	–	8,081	–	(7,182)	899	–		8,081
	Obligations related to securities sold under repurchase agreements	90,388	(3,270)	87,118	–	(86,645)	473	–		87,118
		$136,818	$(3,319)	$133,499	$(21,787)	$(101,194)	$10,518	$2,990		$136,489
2022	Financial assets
	Derivatives	$39,731	$(4)	$39,727	$(25,999)	$(5,974)	$7,754	$3,308		$43,035
	Cash collateral on securities borrowed	15,326	–	15,326	–	(14,893)	433	–		15,326
	Securities purchased under resale agreements	72,489	(3,276)	69,213	–	(65,720)	3,493	–		69,213
		$127,546	$(3,280)	$124,266	$(25,999)	$(86,587)	$11,680	$3,308		$127,574
	Financial liabilities
	Derivatives	$47,369	$(4)	$47,365	$(25,999)	$(12,910)	$8,456	$4,975		$52,340
	Cash collateral on securities lent	4,853	–	4,853	–	(4,730)	123	–		4,853
	Obligations related to securities sold under repurchase agreements	80,447	(3,276)	77,171	–	(73,605)	3,566	–		77,171
		$132,669	$(3,280)	$129,389	$(25,999)	$(91,245)	$12,145	$4,975		$134,364

(1)
Comprises amounts related to financial instruments which qualify for offsetting. This amount excludes derivatives which are settled-to-market
(STM) as STM derivatives are settled on a daily basis, resulting in derecognition, rather than offsetting, of the related amounts.

(2)
Comprises amounts subject to
set-off
under enforceable netting agreements, such as ISDA agreements, derivative exchange or clearing counterparty agreements, global master repurchase agreements, and global master securities lending agreements. Under such arrangements, all outstanding transactions governed by the relevant agreement can be offset if an event of default or other predetermined event occurs.

(3)	Collateral received and pledged amounts are reflected at fair value, but have been limited to the net balance sheet exposure so as not to include any over-collateralization.
(4)	Includes exchange-traded derivatives and derivatives which are STM.